Average Annual Total Returns - FidelitySeriesInvestmentGradeBondFund-PRO - FidelitySeriesInvestmentGradeBondFund-PRO - Fidelity Series Investment Grade Bond Fund	Oct. 30, 2024
Fidelity Series Investment Grade Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	6.79%
Past 5 years	2.32%
Past 10 years	2.56%
Fidelity Series Investment Grade Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.04%
Past 5 years	0.83%
Past 10 years	1.15%
Fidelity Series Investment Grade Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.98%
Past 5 years	1.21%
Past 10 years	1.39%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%